Term Deposit (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MOP (MOP$)	Dec. 31, 2023 USD ($)
Term Deposit [Abstract]
Time deposit	$ 45,006
Percentage of time deposit as collateral	120.00%	120.00%
Corporate credit card limit	$ 37,505	MOP$ 300,000
Time deposit maturity	1 year	1 year
Annual interest rate	3.20%	3.20%